BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Schedule of Balances) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Prefunded Warrants	$ 0	$ 4,144
Executive officers [Member]
Disclosure of transactions between related parties [line items]
Receivables	0	0	$ 0
Prefunded Warrants		0
Other payables	491	739	477
Other advances (see Note 22b.)		0
Certain shareholder [Member]
Disclosure of transactions between related parties [line items]
Receivables	603	1,078	539
Prefunded Warrants		4,144
Other payables	$ 0	49	$ 0
Other advances (see Note 22b.)		$ 9